LONG TERM DEBT - Long Term Debt Narrative (Details)			3 Months Ended	12 Months Ended
	Oct. 01, 2017 USD ($)	Mar. 30, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD		Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Oct. 12, 2017 USD ($)	Mar. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount outstanding				CAD 610,500,000		CAD 1,560,700,000
Early repayment of borrowings			$ 115,400,000	937,200,000	[1]	104,000,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount outstanding				109,000,000		0
Letters Of Credit - Credit Facility
Disclosure of detailed information about borrowings [line items]
Amount outstanding				69,400,000		51,300,000
400 million at 6.35 percent due July 26, 2017
Disclosure of detailed information about borrowings [line items]
Face value | $							$ 400,000,000		$ 400,000,000
Amount outstanding				0		537,000,000
Early repayment of borrowings		CAD 1,000,000,000
Early redemption penalty		CAD 37,600,000
U.S. dollar denominated term notes
Disclosure of detailed information about borrowings [line items]
Amount outstanding				460,400,000		1,496,000,000
Unrealized cumulative foreign exchange loss				96,200,000		353,300,000
U.K. pound sterling denominated term notes
Disclosure of detailed information about borrowings [line items]
Amount outstanding				20,600,000		24,800,000
Unrealized cumulative foreign exchange loss				1,400,000		1,100,000
265 million at 6.98 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Face value | $							265,000,000
Amount outstanding				0		355,600,000		$ 0
Early redemption penalty | $	$ 265,000,000
15 million at 6.61 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Face value | $							$ 15,000,000
Amount outstanding				0		15,000,000
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Amount outstanding				CAD 100,000,000		CAD 0
Fixed interest rate | 400 million at 6.35 percent due July 26, 2017
Disclosure of detailed information about borrowings [line items]
Interest rate				6.35%			6.35%
Fixed interest rate | 265 million at 6.98 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate				6.98%			6.98%
Fixed interest rate | 15 million at 6.61 percent due August 21, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate				6.61%			6.61%
Minimum | Floating interest rate | Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest rate				3.60%			3.60%
Maximum | Floating interest rate | Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest rate				5.25%			5.25%
2018
Disclosure of detailed information about borrowings [line items]
Amount outstanding				CAD 0
2019
Disclosure of detailed information about borrowings [line items]
Amount outstanding				165,000,000
2020
Disclosure of detailed information about borrowings [line items]
Amount outstanding				118,300,000
2021
Disclosure of detailed information about borrowings [line items]
Amount outstanding				0
2022
Disclosure of detailed information about borrowings [line items]
Amount outstanding				CAD 127,600,000

[1]	See Notes 2 and 14.